Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Net income	$ 6,460	$ 6,037
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	2,180	2,279
Non-cash loss (gain) on US$ 6.25% Convertible Debentures conversion feature	(190)	177
Unrealized foreign currency gain	2	(431)
Amortization of deferred financing costs	2,631	1,448
Non-cash stock compensation	5,802	3,967
Equity in net loss from unconsolidated investment		11
Loss on sale of oil and gas assets	1,359
Gain on disposal of fixed assets	(1,738)	(1,925)
Depreciation and depletion expense	47,256	48,008
Amortization expense	3,142	3,153
Impairment of oil and gas assets	224	1,638
Changes in current assets and liabilities:
Accounts receivable	(5,754)	(7,805)
Prepaid expenses, inventory and other current assets	(3,485)	(4,954)
Accounts payable	(7,843)	6,743
Accrued expenses and other current liabilities	8,636	9,862
Changes in other assets and liabilities	(2,821)	(37)
Net cash provided by operating activities	55,861	68,171
Investing activities
Business acquisitions, net of cash acquired		(6,182)
Purchases of property and equipment	(34,523)	(67,017)
Proceeds from sale of oil and gas assets	2,730
Proceeds on sale of equipment	2,698	2,247
Net cash used in investing activities	(29,095)	(70,952)
Financing activities
Issuance of Cdn$ 5.25% Convertible Debentures	65,764
Redemption of Senior Secured Notes	(35,000)
Redemption of US$ 6.25% Convertible Debentures	(59,936)
Redemption of Class B Series Three common shares	(2,457)	(651)
STI/ Class B Series Three common shares exchange issuance fees	(119)
Repurchase of common stock		(25,797)
Financing fees	(4,724)	(134)
Common stock dividends	(38,458)	(37,873)
Borrowings on credit facility	271,499	220,520
Payments on credit facility	(219,336)	(150,529)
Net cash (used in) provided by financing activities	(22,767)	5,536
Effect of exchange rate changes on cash	(794)	(329)
Net increase in cash and cash equivalents	3,205	2,426
Cash and cash equivalents at beginning of period	7,759	5,333
Cash and cash equivalents at end of period	10,964	7,759
Supplemental information:
Cash paid for interest	16,611	13,538
Cash paid for income taxes	$ 2,662	$ 1,038